Organization and Basis of Presentation (Details 3) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share	10,440,614	22,619,527
Warrants outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share	6,476,189
Options vested and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share	10,000
Convertible debt and notes payable including accrued interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities not included in diluted loss per share	3,954,425	22,619,527